Goodwill and Finite Life Intangible Assets - Schedule of Amortization Expense for Identified Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Amortization expense	$ 117,000	$ 147,000	$ 352,000	$ 442,000	$ 588,996	$ 479,999
Customer Contracts [Member]
Amortization expense	$ 41,000	$ 71,000	$ 123,000	$ 213,000	$ 283,332	226,869
Statement of operations classification	Cost of Revenue	Cost of Revenue	Cost of Revenue	Cost of Revenue	Cost of Revenue
Proprietary Software [Member]
Amortization expense	$ 76,000	$ 76,000	$ 229,000	$ 229,000	$ 305,664	$ 253,130
Statement of operations classification	Cost of Revenue	Cost of Revenue	Cost of Revenue	Cost of Revenue	Cost of Revenue